Basis of preparation of the consolidated financial statements - Consolidated financial impacts - Consolidated income statement (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revision of income statement
Deferred	$ 87,344	$ 104,746	$ 33,030
Net (loss) income for the year	(652,506)	(157,516)	93,142
Attributable to NEXA's shareholders	(559,247)	(145,135)	77,026
Attributable to non-controlling interests	$ (93,259)	$ (12,381)	$ 16,116
Weighted average number of outstanding shares - in thousands	132,439	132,622	133,313
Basic and diluted (losses) earnings per share - USD	$ (4.22)	$ (1.09)	$ 0.58
As previously reported
Disclosure of revision of income statement
Deferred		$ 103,255	$ 30,864
Net (loss) income for the year		(159,007)	90,976
Attributable to NEXA's shareholders		(146,626)	74,860
Attributable to non-controlling interests		$ (12,381)	$ 16,116
Weighted average number of outstanding shares - in thousands		132,622	133,313
Basic and diluted (losses) earnings per share - USD		$ (1.11)	$ 0.56
Adjustment
Disclosure of revision of income statement
Net (loss) income for the year		$ 1,491
Deferred tax adjustments
Disclosure of revision of income statement
Deferred		1,491	$ 2,166
Net (loss) income for the year		1,491	2,166
Attributable to NEXA's shareholders		$ 1,491	$ 2,166
Basic and diluted (losses) earnings per share - USD		$ 0.02	$ 0.02